Equity Accounted Investees - Reconciliation from Equity of Associate to Investment of Company (Detail) € in Millions, $ in Millions		12 Months Ended
	Apr. 30, 2010	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of associates and joint ventures [line items]
Economic ownership percentage		14.80%	14.80%
Goodwill		$ 0
Heineken [member]
Disclosure of associates and joint ventures [line items]
Equity attributable to equity holders of Heineken		$ 341,062	$ 323,608	€ 16,147	€ 14,358
Economic ownership percentage	20.00%	14.76%	14.76%
Investment in Heineken investment exclusive of goodwill and other adjustments		$ 50,341	$ 47,765	2,383	2,119
Effects of fair value determined by purchase price allocation		14,839	15,846	703	703
Goodwill		18,609	19,850	881	881
Heineken investment		$ 83,789	$ 83,461	€ 3,967	€ 3,703